Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits
(11)	Deposits

The scheduled maturities of time deposits (in thousands) at December 31, 2011 and 2010 were as follows.

	2011		2010
	Time Deposits	Time Deposits	Time Deposits	Time Deposits
	Less than $100	$100 or More	Less than $100	$100 or More
Maturity of:
3 months or less	$111,321	$71,617	$98,228	$88,759
3 months - 6 months	111,476	123,045	147,069	180,321
6 months - 12 months	154,798	94,025	210,413	168,368
1 year - 2 years	85,628	91,076	193,731	198,786
2 years - 3 years	13,552	21,204	30,248	46,238
3 years - 4 years	8,660	11,614	11,159	6,990
4 years - 5 years	37,624	32,396	9,924	11,533
Over 5 years	2,232	828	2,234	284

	$525,291	$445,805	$703,006	$701,279

Total brokered deposits were $97.5 million and $136.8 million at December 31, 2011 and 2010, respectively. Of these brokered funds $15.2 million and $18.9 million were interest-bearing demand deposits and the remaining $82.3 million and $117.9 million were time deposits at December 31, 2011 and 2010, respectively.